Assets and liabilities held for sale and discontinued operations - Narrative (Details)		3 Months Ended	12 Months Ended
	Dec. 14, 2022 USD ($) T	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) operation	Dec. 31, 2021 USD ($) operation	Dec. 31, 2020 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels			$ 356,730,000	$ 55,844,000	$ 78,075,000
Assets held for sale			$ 18,459,000	$ 0
Number of discontinued operations | operation			0	0
Suezmax Cap Charles | Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T	158,881
Proceeds from the sale of vessels	$ 41,400,000
Assets held for sale	$ 18,500,000
Suezmax Cap Charles | Assets and liabilities classified as held for sale | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gains on sale of vessel		$ 22,100,000
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 18,459,000	$ 0	$ 0
Vessels | Suezmax Cap Charles
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T	158,881